1997 SEMIANNUAL REPORT

IDS
International
Fund

(icon of) three flags

The goal of IDS International Fund, Inc. is long-term growth of capital. The Fund invests primarily in common stocks and securities convertible into common stocks of foreign issuers.

American Express Financial Advisors

Distributed by American Express Financial Advisors Inc., Member SIPC.


A world of
opportunity

There's a new  recognition  among investors that the stock market extends beyond
Wall Street. Opportunity abounds in other markets, from Tokyo, London and Frankfurt to Singapore, Mexico and Hong Kong. Ignoring these opportunities may mean missing out on tremendous world economic growth in the years ahead.
International Fund focuses on finding the markets that offer the greatest current potential to investors. With about two-thirds of the world's stock market value currently based outside of the United States, American investors now have an even greater opportunity to diversify their portfolios beyond our boundaries.

Contents

From the president                           3
From the portfolio manager                   3
Ten largest holdings                         5
Financial statements                         6
Notes to financial statements                9
Investments in securities                   22
Board members and officers                  27
IDS mutual funds                            28

 To our shareholders


      From the president

      If you're an experienced investor, you know that the past two years have been unusually strong ones in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

      That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.




      William R. Pearce

(picture of )William R. Pearce
President of the Fund

      From the portfolio manager

      IDS International Fund experienced mixed results during the first half of the fiscal year, as fluctuations in foreign markets and currency values prevented the establishment of sustained positive momentum. For the six months -- November 1996 through April 1997 -- the Fund's Class A shares produced a total return of 2.3%. (The Fund paid a capital gain to shareholders last December, which reduced its net asset value by the same amount at that time.)

      After an extremely strong start -- the Fund was up about 5% in November -- the final five months of the period were something of a struggle. The dominant factor was an ongoing decline in the value of the two major foreign currencies, the German mark and the Japanese yen, versus the U.S. dollar. Currency declines have a negative effect on returns for U.S.-based investors because the values of foreign investments must be converted into dollars. Ultimately, a decline in the foreign currency reduces the value of the investment by a commensurate amount.

      Reduction in Japan

      In the case of Japan, a number of stocks in the portfolio generated healthy gains. But when the currency decline was factored in, the returns, in some cases, actually came out to be negative. To counter this trend, We substantially reduced the exposure to Japan (from nearly 30% to about 15% of assets) during the period. In addition, we focused investments on companies with strong export businesses, which generally have fared far better than those whose market is essentially confined to Japan.

      Investments in Europe, another major exposure for the Fund, yielded largely positive results, though here again declining currencies tempered performance.

      Including the United Kingdom, Germany, Italy and France, between 40% and 55% of assets was invested in Europe.

      Latin America strong

      Among the smaller or so-called "emerging" markets, investment results varied. The clear winners for the Fund were Mexico and Brazil, whose markets were up sharply and whose currencies also appreciated. On the other hand, Singapore was negative, while Hong Kong was moderately positive. All told, investments in these markets comprised about 15% assets during the period.

      Perhaps the brightest part of the outlook for the rest of the fiscal year is that the bulk of the foreign currency declines is probably behind us. Also encouraging is that the corporate restructuring trend that has helped power the ascent of the U.S. stock market in recent years is taking hold in Europe. We are investing the portfolio to take advantage of these factors, as well as the robustness in Latin America.





      William N. Westhoff

(picture of) William Westhoff
Portfolio manager

Class A
 6-month performance
(All figures per share)

Net asset value (NAV)

April 30, 1997      $   10.21
Oct. 31, 1996       $   10.65
Decrease            $    0.44

Distributions
Nov. 1, 1996 - April 30, 1997

From income         $    0.24
From capital gains  $    0.45
Total distributions $    0.69

Total return*           +2.3%**

Class B
 6-month performance
(All figures per share)

Net asset value (NAV)

April 30, 1997      $   10.18
Oct. 31, 1996       $   10.58
Decrease            $    0.40

Distributions
Nov. 1, 1996 - April 30, 1997
From income         $    0.16
From capital gains  $    0.45
Total distributions $    0.61

Total return*           +1.9%**

Class Y
 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 1997      $   10.22
Oct. 31, 1996       $   10.67
Decrease            $    0.45

Distributions
Nov. 1, 1996 - April 30, 1997
From income         $    0.26
From capital gains  $    0.45
Total distributions $    0.71

Total return*           +2.3%**

*The prospectus discusses the effect of sales charges, if any, on the various classes.

**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.

  The Fund's ten largest holdings


                                         Percent                        Value
                          (of Fund's net assets)        (as of April 30, 1997)

  Philips Electronics (Netherlands)        2.82%                  $38,555,822

  Glaxo Wellcome (United Kingdom)          2.47                    33,803,169

  Stet Risp (Italy)                        2.28                    31,136,668

  Ente Nazionale Idrocarburi (Italy)       2.08                    28,401,885

  HSBC Holdings (Hong Kong)                2.06                    28,155,786

  Novartis (Switzerland)                   2.00                    27,394,778

  British Telecommunications               1.98                    27,155,483
  (United Kingdom)

  Sumitomo Realty & Development            1.78                    24,415,610
  (Japan)

  NEC (Japan)                              1.72                    23,516,483

  TDK (Japan)                              1.69                    23,065,107

(icon of) pie chart

The ten holdings listed here make up 20.88% of the Fund's net assets


 Financial statements


      Statement of assets and liabilities
      IDS International Fund, Inc.
      April 30, 1997

                                  Assets

                                                                                                   (Unaudited)
 Investments in securities, at value (Note 1)
      (identified cost $1,410,443,795)                                                          $1,556,954,982
 Cash in bank on demand deposit                                                                     70,730,066
 Dividends and accrued interest receivable                                                           5,393,286
 Receivable for investment securities sold                                                          17,623,428
 Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 4)                   46,432
 U.S. government securities held as collateral (Note 6)                                             12,797,242
                                                     -                                              ----------
 Total assets                                                                                    1,663,545,436
                                                                                                 -------------

                                  Liabilities

 Payable for investment securities purchased                                                        24,927,820
 Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 4)                   46,017
 Payable upon return of securities loaned (Note 6)                                                 270,238,069
 Accrued investment management services fee                                                              5,500
 Accrued distribution fee                                                                                8,231
 Accrued service fee                                                                                     6,079
 Accrued transfer agency fee                                                                             8,500
 Accrued administrative services fee                                                                     1,820
 Other accrued expenses                                                                                211,989
                                                                                                       -------
 Total liabilities                                                                                 295,454,025
                                                                                                   -----------
 Net assets applicable to outstanding capital stock                                             $1,368,091,411
                                                                                                ==============

                                  Represented by

 Capital stock-- authorized 10,000,000,000 shares of $.01 par value                             $    1,341,035
 Additional paid-in capital                                                                      1,243,542,450
 Excess of distributions over net investment income                                                 (3,927,199)
 Accumulated net realized loss (Note 1)                                                            (18,691,762)
 Unrealized appreciation of investments and on translation
      of assets and liabilities in foreign currencies (Note 4)                                     145,826,887
                                                            -                                      -----------
 Total-- representing net assets applicable to outstanding capital stock                        $1,368,091,411
                                                                                                ==============
 Net assets applicable to outstanding shares:             Class A                              $   881,713,606
                                                          Class B                              $   405,089,121
                                                          Class Y                              $    81,288,684
 Net asset value per share of outstanding capital stock:  Class A shares    86,344,167         $         10.21
                                                          Class B shares    39,807,299         $         10.18
                                                          Class Y shares    7,951,997          $         10.22

 See accompanying notes to financial statements.


      Statement of operations
      IDS International Fund, Inc.
      Six months ended April 30, 1997


                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Dividends (net of foreign taxes withheld of $1,933,270)                                          $  8,313,831
 Interest                                                                                            1,740,800
 Total income                                                                                       10,054,631
 Expenses (Note 2):
 Investment management services fee                                                                  4,718,734
 Distribution fee -- Class B                                                                         1,546,834
 Transfer agency fee                                                                                 1,467,859
 Incremental transfer agency fee-- Class B                                                              33,011
 Service fee
      Class A                                                                                          782,297
      Class B                                                                                          357,419
 Administrative services fees and expenses                                                             348,676
 Compensation of board members                                                                           6,743
 Compensation of officers                                                                                1,815
 Custodian fees                                                                                        528,958
 Postage48,049
 Registration fees                                                                                      89,711
 Reports to shareholders                                                                                55,149
 Audit fees                                                                                             18,250
 Other                                                                                                  25,745
 Total expenses                                                                                     10,029,250
      Earnings credits on cash balances (Note 2)                                                       (49,122)
 Total net expenses                                                                                  9,980,128
 Investment income -- net                                                                               74,503

                                  Realized and unrealized gain (loss) -- net

 Net realized loss on security and foreign currency transactions
      (including gain of $2,393,952 from foreign currency transactions) (Note 3)                   (18,689,226)
 Net change in unrealized appreciation or depreciation of investments and on
      translation of assets and liabilities in foreign currencies                                   50,231,444
                                                                                                    ----------
 Net gain on investments and foreign currencies                                                     31,542,218
                                                                                                    ----------
 Net increase in net assets resulting from operations                                              $31,616,721
                                                                                                   ===========

 See accompanying notes to financial statements.



                                                     Financial statements


      Statements of changes in net assets
      IDS International Fund, Inc.



                                  Operations and distributions            April 30, 1997         Oct. 31, 1996
                                                                        Six months ended            Year ended
                                   (Unaudited)
 Investment income-- net                                                   $      74,503         $   9,850,033
 Net realized gain (loss) on investments and foreign currencies              (18,689,226)           73,164,042
 Net change in unrealized appreciation or depreciation of investments
      and on translation of assets and liabilities in foreign currencies      50,231,444            35,236,649
                                                                              ----------            ----------
 Net increase in net assets resulting from operations                         31,616,721           118,250,724
                                                                              ----------           -----------
 Distributions to shareholders from:
      Net investment income
           Class A                                                           (13,945,512)          (11,644,230)
           Class B                                                            (3,344,776)           (3,416,030)
           Class Y                                                            (1,371,425)             (982,973)
      Net realized gain
           Class A                                                           (44,172,367)          (11,034,820)
           Class B                                                           (20,128,583)           (5,185,783)
           Class Y                                                            (3,903,808)             (856,071)
                                                                              ----------              --------
 Total distributions                                                         (86,866,471)          (33,119,907)
                                                                             -----------           -----------

                                  Capital share transactions (Note 5)

 Proceeds from sales
      Class A shares (Note 2)                                                372,627,400           714,017,482
      Class B shares                                                          49,938,526           122,875,366
      Class Y shares                                                          28,172,606            47,457,471
 Reinvestment of distributions at net asset value
      Class A shares                                                          57,414,405            22,452,752
      Class B shares                                                          23,375,513             8,563,817
      Class Y shares                                                           5,275,233             1,839,026
 Payments for redemptions
      Class A shares                                                        (427,952,766)         (646,148,436)
      Class B shares (Note 2)                                                (56,372,683)         (104,878,776)
      Class Y shares                                                         (25,539,191)          (35,092,919)
                                                                             -----------           -----------
 Increase in net assets from capital share transactions                       26,939,043           131,085,783
                                                                              ----------           -----------
 Total increase (decrease) in net assets                                     (28,310,707)          216,216,600
 Net assets at beginning of period                                         1,396,402,118         1,180,185,518
                                                                           -------------         -------------
 Net assets at end of period
      (including undistributed net investment income of
      $(3,927,199) and $14,660,011)                                       $1,368,091,411        $1,396,402,118
                                                                          ==============        ==============

 See accompanying notes to financial statements.

 Notes to financial statements


      IDS International Fund, Inc.
      (Unaudited as to April 30, 1997)

  1

Summary of
significant
accounting policies

      The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund invests primarily in common stocks and securities convertible into common stocks of foreign issuers. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Significant accounting policies followed by the Fund are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Fund may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

      Foreign currency translations and
      foreign currency contracts

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

      The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      Dividends to shareholders

      An annual dividend from net investment income, declared and paid at the end of the calendar year, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount is accrued daily.
  2

Expenses and
sales charges



      Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for managing its portfolio, providing administrative services and serving as transfer agent.

      Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.8% to 0.675% annually. The fee is adjusted upward or downward by a performance incentive adjustment based on the Fund's average daily net assets over a rolling 12-month period as measured against the change in the Lipper International Fund Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment decreased the fee by $484,517 for the six months ended April 30, 1997. From its fees, AEFC pays IDS International, Inc. a subadvisory fee equal to 0.35% of the Fund's average daily net assets.

      Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses, and any other expenses properly payable by the Fund approved by the board.

      Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:
    o Class A $15
    o Class B $16
    o Class Y $15

      Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

      Sales  charges  received  by  American  Express  Financial   Advisors  for
      distributing Fund shares were $1,078,863 for Class A and $216,485 for Class B for the six months ended April 30, 1997. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

      During the six months ended April 30, 1997, the Fund's custodian and transfer agency fees were reduced by $49,122 as a result of earnings credits from overnight cash balances.

  3

Securities
transactions



      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $559,676,766 and $703,109,284, respectively, for the six months ended April 30, 1997. Realized gains and losses are determined on an identified cost basis.
  4

Foreign currency
contracts

      At April 30, 1997, the Fund had entered into 10 foreign currency exchange contracts that obligate the Fund to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation (see Summary of significant accounting policies) on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:


                        Currency to               Currency to            Unrealized              Unrealized
Exchange date          be delivered               be received          appreciation            depreciation

May 2, 1997                  58,109                     40,291           $     147                  $     --
                   Singapore Dollar                U.S. Dollar

May 2, 1997               6,203,037                  3,820,616                  --                    11,347
                        U.S. Dollar              British Pound

May 2, 1997               1,708,878                  3,313,514                  --                     7,590
                        U.S. Dollar              Dutch Guilder

May 2, 1997                 604,655                  1,042,932                  --                     2,239
                        U.S. Dollar              Deutsche Mark

May 5, 1997                 212,439                     47,043                 280                        --
                   Singapore Dollar               U.S. Dolllar

May 5, 1997               2,778,895                  5,413,288                 499                        --
                       U. S. Dollar              Dutch Guilder

May 7, 1997               3,393,646                  2,078,739                  --                    24,841
                        U.S. Dollar              British Pound

May 7, 1997             427,492,739                  3,393,646              26,103                        --
                       Japanese Yen                U.S. Dollar

May 30, 1997              9,327,747                  1,607,761               9,586                        --
                       French Franc                U.S. Dollar

May 30, 1997             43,494,108                  4,035,194               9,817                        --
                       Japanese Yen                U.S. Dollar
                                                                           -------                   -------
                                                                           $46,432                   $46,017


  5

Capital share
transactions



      Transactions in shares of capital stock for the periods indicated are as follows:


                                     Six months ended April 30, 1997
                            Class A            Class B               Class Y

Sold                     35,657,138           4,760,819            2,680,264

Issued for reinvested     5,533,921           2,255,453              508,309
  distributions

Redeemed                (40,839,548)         (5,416,610)          (2,436,194)
                        -----------          ----------           ----------

Net increase                351,511           1,599,662              752,379
                        -----------          ----------           ----------


                                         Year ended Oct. 31, 1996
                            Class A            Class B               Class Y

Sold                     67,948,007          11,708,280            4,501,934

Issued for reinvested     2,207,095             842,315              180,757
  distributions

Redeemed                (61,188,191)        (10,039,618)          (3,318,700)
                        -----------          ----------           ----------

Net increase              8,966,911           2,510,977            1,363,991
                        -----------          ----------           ----------

  6
Lending of
portfolio securities

      At April 30, 1997, securities valued at $261,178,830 were on loan to brokers. For collateral, the Fund received $257,404,408 in cash and U.S. government securities valued at $12,797,242. Income from securities lending amounted to $448,496 for the six months ended April 30, 1997. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

 7
 Financial
 highlights

The tables below show certain important financial information for evaluating the Fund's results.

                            Fiscal period ended Oct. 31,
                            Per share income and capital changesa
                                                                                              Class A
                                   1997e 1996    1995   1994  1993   1992   1991   1990   1989   1988


Net asset value,                $10.65  $9.97  $10.84 $10.00 $7.94  $8.60  $8.99  $9.30  $8.66  $7.45
beginning of period
                           Income from investment operations:
Net investment income              .02    .09     .10    .05   .04    .05    .07    .15    .06    .10

Net gains (losses)                 .23    .88    (.31)  1.04  2.22   (.58)   .42    .51    .60   1.20
(both realized
and unrealized)

Total from investment              .25    .97    (.21)  1.09  2.26   (.53)   .49    .66    .66   1.30
operations
                           Less distributions:
Dividends from net                (.17)  (.15)     --   (.09)   --   (.05)  (.16)  (.10)  (.02)  (.05)
investment income

Distributions from                (.52)  (.14)   (.64)  (.16) (.19)  (.08)  (.72)  (.87)    --    (.04)
realized gains

Excess distributions of             --     --    (.02)    --  (.01)    --     --     --     --      --
realized gains

Total distributions               (.69)  (.29)   (.66)  (.25) (.20)  (.13)  (.88)  (.97)  (.02)   (.09)

Net asset value,                $10.21 $10.65   $9.97 $10.84$10.00  $7.94  $8.60  $8.99  $9.30   $8.66
end of period
                           Ratios/supplemental data
                                                         Class A
                                  1997e  1996    1995   1994  1993   1992   1991   1990   1989    1988


Net assets, end of                $882   $916    $768   $796  $440   $219   $232   $215   $198    $231
period (in millions)

Ratio of expenses to              1.22%f 1.31%   1.39%  1.33% 1.47%  1.45%  1.35%  1.35%  1.41%   1.33%
average daily net assetsc

Ratio of net income                .22%f  .95%   1.03%   .68%  .83%   .65%   .83%  1.67%   .50%    .96%
to average daily net assets

Portfolio turnover rate             41%    62%     52%    58%   63%    94%    66%    98%    95%     87%
(excluding short-term securities)

Total returnb                      2.3%   9.9%   (1.7%) 11.0% 29.2%  (6.4%)  6.3%   7.1%   7.6%   17.6%

Average brokerage               $.0164 $.0188    $ --  $  --  $ -- $   --  $  --    $--   $ --   $  --
commission rated

      aFor a share outstanding throughout the period. Rounded to the nearest cent.

      bTotal return does not reflect payment of a sales charge.

      cEffective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

      d Effective  fiscal year 1997, the Fund is required to disclose an average
      brokerage   commission  rate  per  share  for  security  trades  on  which commissions  are charged.  The  comparability  of this  information may be affected by the fact that  commission  rates per share vary  significantly among foreign countries.

      e Six months ended April 30, 1997 (Unaudited).

      f Adjusted to an annual basis.

                           IDS International Fund, Inc.

                           Fiscal period ended Oct. 31,
                           Per share income and capital changesa

                                  Class B                        Class Y
                            1997g    1996      1995b      1997g    1996   1995b

Net asset value,          $10.58    $9.92     $8.92     $10.67    $9.98  $8.92
beginning of period
                           Income from investment operations:

Net investment income       (.02)     .03       .04        .02      .10    .10
(loss)
Net gains (losses)           .23      .87       .96        .24      .90    .96
(both realized and unrealized)

Total from investment        .21      .90      1.00        .26     1.00   1.06
operations
                           Less distributions:

Dividends from net          (.09)    (.10)       --       (.19)    (.17)    --
investment income

Distributions from          (.52)    (.14)       --       (.52)    (.14)    --
realized gains

Total distributions         (.61)    (.24)       --       (.71)    (.31)    --

Net asset value,          $10.18   $10.58     $9.92     $10.22   $10.67  $9.98
end of period
                           Ratios/supplemental data
                                 Class B              Class Y
                            1997g    1996      1995b      1997g    1996   1995b

Net assets, end of          $405     $404      $354        $81      $77    $58
period (in millions)

Ratio of expenses to        1.98%c   2.07%     2.21%c     1.04%c   1.13%  1.26%c
average daily net assetsd

Ratio of net income (loss)  (.53%)c   .15%      .69%c      .42%c   1.13%  1.67%c
to average daily net assets


Portfolio turnover rate       41%      62%       52%        41%      62%    52%
(excluding short-term
securities)

Total return e               1.9%      .9%     11.2%       2.3%    10.1%  11.9%

Average brokerage         $.0164   $.0188       $--     $.0164   $.0188    $--
commission ratef

      aFor a share outstanding throughout the period. Rounded to the nearest cent.

      bInception date was March 20, 1995.

      cAdjusted to an annual basis.

      dEffective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

      eTotal return does not reflect payment of a sales charge.

      f Effective fiscal year 1997, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.

      gSix months ended April 30, 1997 (Unaudited).


 Investments in securities


      IDS International Fund, Inc.
      April 30, 1997 (Unaudited)



                             (Percentages represent value of
                        investments compared to net assets)


 Common stocks (89.8%)
Issuer                       Shares       Value(a)

 Australia (4.2%)

 Banks and savings & loans (1.1%)
 Westpac Banking          2,719,000(c) $ 14,655,793

 Metals (3.1%)
 CRA                        594,450(c)    8,865,951
 MIM Holdings             8,189,908      10,668,846
 Pasminco                 7,534,400      14,340,374
 WMC                      1,517,169(c)    8,994,347
 Total                                   42,869,518

 Austria (0.9%)

 Energy (0.5%)
 OMV                         56,259       6,140,955

 Machinery (0.4%)
 Boehler-Uddeholm            82,400(b)    5,944,405

 Brazil (1.6%)

 Communications equipment & services (0.5%)
 Telecomunicacoes Brasileiras -
    Telebras ADR             65,000       7,458,750

 Energy (0.5%)
 Petroleo Brasileiro ADR    340,000(c)    7,136,597

 Utilities -- electric (0.6%)
 CEMIG ADR                  175,000(b,c)  7,901,250

 Canada (0.4%)

 Communications equipment & services
 BCE Mobile                 192,250(b)    5,918,561

 France (8.3%)

 Banks and savings & loans (2.2%)
 Banque Nationale de Paris  370,644      15,812,620
 Credit Commercial de France325,400      14,439,921
 Total                                   30,252,541

 Building materials & construction (1.2%)
 Lafarge-Coppee (Bearer)    253,160      16,604,069

 Electronics (0.6%)
 SGS-THOMSON
    Microelectronics         98,600(b)    7,602,159

 Energy (1.4%)
 Societe Elf Aquitaine       64,223    $  6,228,085
 Total Petroleum Cl B       164,470      13,638,907
 Total                                   19,866,992

 Industrial equipment & services (1.4%)
 Michelin                   332,323      18,567,726

 Leisure time & entertainment (1.3%)
 Accor                      125,905      18,055,767

 Media (0.2%)
 Groupe AB ADR              451,780(b)    3,275,405

 Germany (5.7%)

 Automotive & related (1.3%)
 Daimler-Benz               237,000(c)   17,604,736

 Chemicals (1.8%)
 Bayer                      340,320(c)   13,612,800
 Hoechst                    270,000(c)   10,605,054
 Total                                   24,217,854

 Communications equipment & services (0.6%)
 Deutsche Telekom           418,070(c)    9,074,987

 Leisure time & entertainment (0.9%)
 Adidas                     116,103      12,104,890

 Miscellaneous (1.1%)
 SGL Carbon                 106,000      14,786,426

 Hong Kong (7.5%)

 Banks and savings & loans (2.1%)
 HSBC Holdings            1,112,800      28,155,786

 Communications equipment & services (0.6%)
 Hong Kong
    Telecommunications    4,920,000(b)    8,447,168

 Multi-industry conglomerates (1.2%)
 Hutchison Whampoa        1,226,000       9,100,239
 Swire Pacific Cl A       1,001,000       7,720,873
 Total                                   16,821,112

 Real estate investment trust (3.6%)
 Cheung Kong Holdings     1,696,000      14,887,754
 Henderson Land
    Development             838,000       7,058,606
 New World Development    1,380,000       7,963,079
 Shum Yip Investment      4,500,000(b)    3,194,991
 Sun Hung Kai Properties    797,000       8,642,354
 Wharf Holdings           2,040,000       7,716,000
 Total                                   49,462,784

 Italy (7.4%)

 Banks and savings & loans (1.0%)
 Credito Italiano        10,002,000(c)   14,020,053

 Communications equipment & services (3.1%)
 Stet Risp                8,395,500      31,136,668
 Telecom Italia           4,394,000(c)   11,561,299
 Total                                   42,697,967

 Energy (2.1%)
 Ente Nazionale Idrocarburi5,595,973(c)  28,401,885

 Retail (1.2%)
 Gucci                      225,229      15,692,540

 Japan (12.8%)

 Automotive & related (0.8%)
 Mitsubishi Motors        1,600,000      11,091,416

 Electronics (6.0%)
 Mitsumi Electric           600,000(c)   12,619,638
 NEC                      1,926,000      23,516,483
 Shinko Electric Inds       220,000(c)    7,538,698
 Sony                       209,000      15,212,572
 TDK                        320,000      23,065,107
 Total                                   81,952,498

 Financial services (0.4%)
 Yasuda Fire & Marine     1,062,000       4,919,106

 Health care (0.1%)
 Banyu Pharmaceuticals       59,000         906,298

 Industrial equipment & services (2.1%)
 Dai Nippon Printing        813,000      14,665,957
 Secom                      240,000      14,273,898
 Total                                   28,939,855

 Real estate investment trust (1.8%)
 Sumitomo Realty &
    Development           3,440,000      24,415,610

 Retail (0.9%)
 Takashimaya              1,140,000      12,751,978

 Wire & cable (0.7%)
 Sumitomo Electric Inds     709,000       9,606,364

 Malaysia (2.7%)

 Automotive & related (0.3%)
 Perushaan Otomobil
    Nasional                726,000       4,337,781

 Banks and savings & loans (1.2%)
 Malayan Banking          1,663,000      16,560,445

 Building materials & construction (0.2%)
 United Engineers Malaysia  393,000       2,786,457

 Utilities -- electric (1.0%)
 Tenaga Nasional          2,769,000      12,794,422

 Mexico (1.4%)

 Building materials & construction
 Cemex ADR                1,016,700(c)    7,720,566
 Grupo Industrial Cl A    2,120,000      11,634,708
 Total                                   19,355,274

 Netherlands (5.2%)

 Chemicals (1.0%)
 Akzo Nobel                 111,000(c)   14,304,932

 Financial services (1.4%)
 Ing Groep                  472,207      18,547,396

 Furniture & appliances (2.8%)
 Philips Electronics        738,380      38,555,822

 New Zealand (0.4%)

 Paper & packaging
 Carter Holt Harvey       2,305,700       5,114,967

 Philippines (1.0%)

 Electronics (0.2%)
 Manila Electric            450,000       2,798,635

 Financial services (0.4%)
 Philippine Commercial
    Intl Bank               364,380    $  4,490,842

 Utilities -- telephone (0.4%)
 Philippines Long Distance
    Telephone ADR           105,000(c)    5,853,750

 Singapore (5.4%)

 Airlines (0.7%)
 Singapore Airlines       1,164,000      10,293,056

 Banks and savings & loans (1.4%)
 Overseas Union Bank      1,834,000      12,036,614
 United Overseas Bank       706,000       6,633,229
 Total                                   18,669,843

 Beverages & tobacco (0.5%)
 Fraser & Neave             869,000       6,303,627

 Transportation (0.4%)
 Keppel                   1,406,250       6,120,466

 Real estate investment trust (2.4%)
 City Developments        1,570,000      12,690,155
 DBS Land                 3,043,000       9,838,506
 Keppel Land              3,979,000      10,225,823
 Total                                   32,754,484

 Spain (1.7%)

 Communications equipment & services (1.2%)
 Telefonica                 641,452      16,430,613

 Energy (0.5%)
 Repsol                     165,520(c)    6,939,828

 Sweden (2.5%)

 Industrial  equipment & services
 Asea Brown Boveri AB Cl B 1,024,000     12,400,729
 Ericsson (LM) B Free Shares 682,000(c)  21,560,543
 Total                                   33,961,272

 Switzerland (3.9%)

 Financial services (1.2%)
 Credit Suisse Group        142,652(c)   16,059,839

 Health care (2.7%)
 Novartis                    20,800(c)  $27,394,778
 Roche Holdings               1,165       9,836,724
 Total                                   37,231,502

 Thailand (0.3%)

 Financial services
 Advanced Info Service      336,000       2,289,520
 Industrial Finance Thailand896,000       2,400,995
 Total                                    4,690,515

 United Kingdom (16.5%)

 Banks and savings & loans (0.9%)
 Lloyds                   1,310,170      11,975,106

 Building materials & construction (0.8%)
 Redland                  1,980,900      11,235,778

 Communications equipment & services (2.0%)
 British Telecommunications3,703,108     27,155,483

 Electronics (0.6%)
 Premier Farnell          1,138,620       8,644,920

 Energy (1.5%)
 Shell Transport & Trading1,174,162      20,740,877

 Food (1.1%)
 Unilever                   591,807      15,560,996

 Furniture & appliances (0.6%)
 EMI Group                  403,440       8,002,634

 Health care (2.5%)
 Glaxo Wellcome           1,718,878      33,803,169

 Leisure time & entertainment (1.1%)
 Granada Group            1,007,844      14,536,368

 Machinery (1.6%)
 Siebe                    1,501,048      22,185,132

 Multi-industry conglomerates (0.2%)
 Framlington Maghreb Fund
 with Warrants               47,400(b)    3,152,100
 Retail (1.6%)
 Great Universal Stores   2,076,000      21,464,493

 Transportation (0.7%)
 NFC4,239,971             9,825,878

 Utilities -- electric (1.3%)
 BG                       5,848,376      16,965,273

 Total common stocks
 (Cost: $1,084,833,470)              $1,228,525,776

 Preferred stock & other (1.7%)
Issuer                       Shares           Value(a)
 Akzo
    Warrant                 165,670    $  1,377,997
 BNP
    Warrants                256,900       2,352,662
 Daimler-Benz
    Rights                  237,000          20,534
 Euro Food
    Warrants                 60,345       1,648,322
 Henkel KGaA                313,560(c)   17,025,062
 Keppel
    Warrants                511,500         515,917

 Total preferred stock & other
 (Cost: $20,077,343)                    $22,940,494


 Short-term securities (22.3%)
Issuer      Annualized        Amount         Value(a)
              yield on    payable at
               date of      maturity
              purchase

 Commercial paper (17.7%)
 ABB Treasury Center USA
    05-07-97     5.58%    $6,500,000(d)  $6,493,987
 ABN Amro Canada
    07-30-97     5.67      7,000,000      6,896,487
 Ameritech Capital Funding
    06-11-97     5.56      7,400,000(d)   7,350,796
 Associates Corp North America
    05-01-97     5.55      9,400,000      9,400,000
 Avco Financial Services
    05-23-97     5.52      2,000,000      1,993,278
 Beneficial
    05-01-97     5.56      6,000,000      6,000,000
 BOC Group
    05-12-97     5.58      9,400,000      9,384,059
    06-02-97     5.58      5,100,000      5,074,885
 CAFCO
    05-29-97     5.54      7,300,000(d)   7,268,659
 Cargill
    05-12-97     5.52      4,200,000      4,192,942
    05-14-97     5.46      8,000,000      7,984,255
    06-23-97     5.58      8,300,000      8,229,809
 Ciesco LP
    05-12-97     5.32      6,300,000      6,287,731
    05-21-97     5.54      2,800,000      2,791,429
 CIT Group Holdings
    05-13-97     5.58      6,500,000      6,487,975
 Commercial Credit
    05-02-97     5.59      7,500,000      7,498,839
 Commerzbank U.S. Finance
    05-19-97     5.44      6,900,000      6,879,949
 Dean Witter, Discover & Co
    05-13-97     5.42      6,200,000      6,188,881
    07-03-97     5.65      3,500,000      3,464,533
 Ford Motor Credit
    05-29-97     5.56     10,000,000      9,957,067
 Gannett
    05-15-97     5.58      8,000,000(d)  7,982,733
 Glaxo Wellcome
    05-12-97     5.30      8,000,000(d)   7,983,926
 Household Finance
    05-05-97     5.54      5,400,000      5,396,694
 Metlife Funding
    05-01-97     5.35      5,900,000      5,900,000
    05-02-97     5.34      7,500,000      7,498,896
    05-05-97     5.34      7,300,000      7,295,701
 Motorola
    06-05-97     5.54     10,000,000      9,946,528
 NBD Bank Canada
    05-15-97     5.55      8,500,000      8,481,720
    05-16-97     5.55      4,300,000      4,290,101
 New Center Asset Trust
    05-27-97     5.53      4,200,000      4,183,317
 Proctor & Gamble
    06-06-97     5.54      6,000,000      5,967,000
 Reed Elsevier
    06-17-97     5.60      3,500,000(d)   3,472,952
 SBC Communications Capital
    05-28-97     5.54      6,000,000(d)   5,975,205
 Societe Generale North America
    05-14-97     5.33     12,000,000     11,972,678
 Unilever Capital
    06-03-97     5.56      6,000,000(d)   5,969,640
 USAA Capital
    05-09-97     5.32     10,000,000      9,985,454
 Total                                 242,128,106

 Letters of credit (4.6%)
 Barclays Bank-
 Banco Bradesco
    06-03-97     5.58      3,000,000      2,984,655
 Credit Agricole-
 Louis Dreyfus
    05-19-97     5.53     11,000,000     10,969,585
    05-22-97     5.53      5,349,000      5,331,745
 Credit Suisse-
 Commed Fuel
    05-16-97     5.35      4,266,000      4,254,923
 Credit Suisse-
 Sunkyong America
    05-27-97     5.35     14,000,000     13,937,364
 First Chicago-
 Commed Fuel
    06-18-97     5.62      6,000,000      5,951,834
 Toronto Dominion Bank
    05-16-97     5.52     12,000,000     11,972,400
 Westdeutsche Landesbank-
 Beal Argentina
    05-06-97     5.35      3,000,000      2,997,318
 Westdeutsche Landesbank-
 Beal Caymen Brazil
    06-16-97     5.58      5,000,000      4,960,782
 Total                                   63,360,606

 Total short-term securities
 (Cost: $305,532,982)                 $ 305,488,712


 Total investments in securities
 (Cost: $1,410,443,795)(e)           $1,556,954,982


See accompanying notes to investments in securities.

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements. Foreign security values are stated in U.S. dollars and are classified according to country of risk.

(b) Non-income producing.

(c) Security is partially or fully on loan. See Note 6 to financial statements.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) At April 30, 1997, the cost of securities for federal income tax purposes was approximately $1,410,444,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:


Unrealized appreciation.........................................$185,793,000
Unrealized depreciation..........................................(39,282,000)
                                                                 -----------
Net unrealized appreciation.....................................$146,511,000
                                                                ============

           Board members and officers of the Fund

President and interested
board member

      William R. Pearce
      Chief executive officer,    Board   Services   Corporation    (provides
      administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

Independent
board members

      H. Brewster Atwater Jr.
      Former chairman and chief executive officer, General Mills, Inc.

      Lynne V. Cheney
      Distinguished fellow, American Enterprise Institute for Public Policy Research.
      Robert F. Froehlke
      Former president of all funds in the IDS MUTUAL FUND GROUP.
      Heinz F. Hutter
      Former president and chief operating officer, Cargill, Inc.
      Anne P. Jones
      Attorney and telecommunications consultant.
      Melvin R. Laird
      Senior counsellor for national and international affairs, The Reader's Digest Association, Inc.
      Alan K. Simpson
      Former United States senator for Wyoming.
      Edson W. Spencer
      Former chairman and chief executive officer, Honeywell, Inc.
      Wheelock Whitney
      Chairman, Whitney Management Company.
      C. Angus Wurtele
      Chairman of the board, The Valspar Corporation.

Interested board
members who are
officers and/or
employees of AEFC

      William H. Dudley
      Senior advisor to the chief executive officer, AEFC.
      David R. Hubers
      President and chief executive officer, AEFC.
      John R. Thomas
      Senior vice president, AEFC.

Officers who also
are officers and/or
employees of AEFC

      Peter J. Anderson
      Senior vice president, AEFC. Vice president - Investments for the Fund. Melinda S. Urion
      Senior vice president and chief financial officer, AEFC. Treasurer for the Fund.

Other officer

      Leslie L. Ogg
      President, treasurer and corporate secretary of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Refer to the SAI for the board members' and officers' biographies.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

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IDS Global Growth Fund
Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

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IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

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IDS Global Balanced Fund

Invests in stocks-and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

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IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

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Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

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IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

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IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

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IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

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IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

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IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

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IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

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IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

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Growth and income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

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IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

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IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

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IDS Stock Fund

Invests in a Portfolio comprised primarily of common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

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IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

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IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

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IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

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IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

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Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth.
Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

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IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

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IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

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IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

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Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

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IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

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IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

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IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

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IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

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Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

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IDS Tax-Free Money Fund
Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

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

Quick telephone reference

American Express Telephone Transaction Service

Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements



 PAGE


National/Minnesota:
800-437-3133

Mpls./St. Paul area:
671-3800

American Express Shareholder Service

Fund performance, objectives and account inquiries

612-671-3733

TTY Service

For the hearing impaired

800-846-4852

American Express Infoline

Automated account information (TouchTone(R) phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota:
800-272-4445

Mpls./St. Paul area:
671-1630

PAGE
AMERICAN EXPRESS FINANCIAL ADVISORS

IDS  Fund
IDS Tower 10
Minneapolis, MN 55440-0010